Schedule III-Supplementary Insurance Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplementary Insurance Information [Abstract]
Deferred acquisition costs	$ 128	$ 33,476	$ 26,435
Future policy benefits and expenses	3,068,051	2,875,419	2,906,706
Unearned premiums	28,062	34,076	34,355
Claims and benefits payable	1,412,872	1,719,916	1,717,938
Premium revenues	180,312	1,047,541	1,035,467
Net investment income	97,770	169,453	180,734
Benefits claims, losses and settlement expenses	152,700	749,584	746,101
Amortization of deferred policy acquisition costs	5,826	32,896	31,212
Other operating expenses	$ 137,927	$ 353,323	$ 357,839